Note 18 - Recoverable Taxes (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Recoverable tax credit assets	R$ 7,223.7	R$ 2,913.8
REFRI [member]
Statement Line Items [Line Items]
Recoverable tax credit assets	4,300.0
STF decision [member]
Statement Line Items [Line Items]
Recoverable tax credit assets, after decision date	R$ 900.0